CHAPMAN AND CUTLER LLP                                    111 WEST MONROE STREET
                                                         CHICAGO, ILLINOIS 60603


                               September 21, 2018


Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Attn: Frank Buda

                                  Re: FT 7033
                 CBOE Vest Large Cap Buffered Portfolio Series
                                 (the "Trust")

Dear Mr. Buda:

      Included herewith please find a copy of Amendment No. 1 to the Registration Statement for the above referenced unit investment trust as filed with the Securities and Exchange Commission (the "Commission") on September 21, 2018. First Trust Portfolios L.P. ("First Trust" or "Sponsor") will act as depositor and sponsor of the Trust. The Trust will consist of the portfolio described above. The Trust will invest in a portfolio of purchased and written FLexible EXchange Options. The options reference the SPDR S&P 500 ETF Trust. The Registration Statement has been prepared in substantial conformity with material submitted on behalf of Alaia Market Linked Trust, Series 1-1 (File No. 333-206756) which was declared effective by the U.S. Securities and Exchange Commission (the "Commission") on November 18, 2016. This Amendment No. 1 to the Registration Statement incorporates changes in response to comments received from the Staff of the Commission regarding the Trust.

      We are advised that First Trust proposes to deposit securities and to activate the subject Trust on or about November 15, 2018, or shortly thereafter, depending on market conditions. An appropriate amendment to the Registration Statement to reflect such deposit will be promptly filed with the Commission at that time, accompanied by the request of First Trust that the Registration Statement filed under the Securities Act be made effective. Based upon the foregoing, as specified in Securities Act Release No. 6510, we respectfully request selective review of the inclusion in the Trust of the purchased and written FLexible EXchange Options and the imposition of a redemption fee on the redemption of units by unit holders by the staff of the Commission and ask that the Trust be granted effectiveness by the staff as early as possible on November 15, 2018.

      Inasmuch as the Trust is not yet operative, no filings have been required under any of the acts administered by the Securities and Exchange Commission. Therefore, for purposes of Securities Act Release No. 5196, there are no delinquencies to be reported or other references to be made to filings under the 1934 Act.

      No notification of registration or Registration Statement under the Investment Company Act of 1940 is currently being submitted to the Commission, as the filings under the 1940 Act (file No. 811-05903) are intended to apply not only to that series of the fund, but to all "subsequent series" as well.

      In the event that there are any questions in respect hereto, or if there is any way in which we can be of assistance, please do not hesitate to telephone either the undersigned at (312/845-3017) or Eric F. Fess at (312/845-3781).

                                             Very truly yours,

                                             CHAPMAN AND CUTLER LLP


                                             By  /s/ Brian D. Free
                                                 -----------------------------
                                                     Brian D. Free


cc:  Eric F. Fess
     W. Scott Jardine

Enclosure